Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense, Current [Abstract]
Insurance and other claims	$ 762	$ 1,709
Advances to suppliers and other assets	2,329	4,964
Prepaid insurances	584	998
Other (includes scrubber equipment and installation claim)	3,036	461
Total	$ 6,711	$ 8,132